Selected Quarterly Financial Information (unaudited)	3 Months Ended
Nov. 30, 2013
Selected Quarterly Financial Information (unaudited) [Abstract]
Selected Quarterly Financial Information (unaudited)

(14) Selected Quarterly Financial Information (unaudited)

The following is a summary of the unaudited quarterly results of operations for the years ended August 31, 2012 and 2013

	November 30,	February 29,	May 31,	August 31,
	2011	2012	2012	2012
2012:
Net sales	$1,748	$1,311	$1,148	$1,164
Cost of revenues	763	487	627	507
Operating loss	(7,094)	(6,980)	(8,078)	(6,650)
Net loss	(7,540)	(6,831)	(8,416)	(6,623)
Basic and diluted net loss per share	(3.73)	(2.48)	(0.34)	(0.27)

	November 30,	February 29,	May 31,	August 31,
	2012	2013	2013	2013
2013:
Net sales	$1,966	$1,026	$1,355	$898
Cost of revenues	700	2,280	2,134	1,132
Operating loss	(6,921)	(9,014)	(9,317)	(7,339)
Net loss	(6,894)	(8,966)	(9,323)	(7,331)
Basic and diluted net loss per share	(0.28)	(0.36)	(0.38)	(0.29)

Quarterly and year-to-date computations of per share amounts are made independently. Therefore, the sum of per share amounts for the quarters may not agree with per share amounts for the year shown elsewhere in the prospectus.